Fair Value Measurements, Derivative Instruments, Gains & Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Apr. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Costs associated with entering into interest rate swap arrangements		$ 7.5
Gain (Loss) in Currency Translation Adjustment on Net Investment Hedge	$ 172.0	77.0
Notional Amount Of Derivatives	6,700.0	6,630.0
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Net of Tax	(36.6)	(9.0)		$ 0.0
Foreign Currency Exchange Contracts [Member] | Cost of Sales [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion of Gain (Loss) on Derivative, Net	(15.1)	12.4
Foreign Currency Exchange Contracts [Member] | Other Expense [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion of Gain (Loss) on Derivative, Net	(98.9)	126.8
Fair Value Hedging [Member] | Interest Rate Swaps [Member] | Other Expense [Member] | Derivatives Designated as Fair Value Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion of Gain (Loss) on Derivative, Net	21.1	34.0
Ineffective Portion of Gain (Loss) on Derivative, Net	$ (0.7)	$ (7.4)	[1]
Cash Flow Hedging [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Debt Instrument, Term	10 years
Notional Amount Of Derivatives	$ 1,000.0
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax					$ (46.0)

[1]	The ineffective portion of the loss recognized on interest rate swaps during 2015 includes $7.5 million of costs associated with entering into the swap arrangements.